Goodwill (Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Intangible Assets, Less Accumulated Amortization [Abstract]
Goodwill			$ 24,089
Goodwill	26,942	24,998	24,998
Accumulated impairment losses		(909)	(909)
Goodwill, Beginning Balance	24,089
Goodwill acquired during the year	2,853
Impairment loss		(20)
Goodwill, Ending Balance	$ 26,942	$ 24,089